INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of income tax rate reconciliation

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Earnings before income taxes and extraordinary loss	1,071	2,030	1,008
Combined statutory income tax rate	25.8%	27.2%	28.8%
Income taxes at statutory rate	276	552	290
Increase/(decrease) resulting from:
Deferred income taxes related to regulated operations	(67)	(35)	(62)
Higher/(lower) foreign tax rates	(56)	65	(38)
Tax rates and legislated tax changes	9	1	(15)
Non-taxable items, net	(6)	(16)	(8)
Intercompany sale of investments[1]	56	98	-
Noncontrolling interests in Limited Partnerships	(79)	(130)	55
Other	(5)	(9)	5
Income taxes before extraordinary loss	128	526	227
Effective income tax rate	12.0%	25.9%	22.5%

1

In December 2012 and October 2011, Enbridge and certain wholly-owned subsidiaries of Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized as a result of these transfers have been eliminated, although current income tax expense of $56 million and $98 million remain as a charge to earnings in 2012 and 2011, respectively. The Company retains the benefit of cash taxes paid in the form of increased tax basis of its investment in the underlying entities; however, accounting recognition of such benefit is not permitted until such time as the entities are sold outside of the consolidated group.

Schedule of components of pretax earnings and income taxes

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Earnings before income taxes and extraordinary loss
Canada	1,041	694	759
United States	(177)	1,203	118
Other	207	133	131
	1,071	2,030	1,008
Current income taxes
Canada	130	194	(24)
United States	35	(30)	43
Other	3	(6)	5
	168	158	24
Deferred income taxes
Canada	160	30	136
United States	(200)	338	67
	(40)	368	203
Total income taxes before extraordinary loss	128	526	227

Schedule of major components of deferred income tax assets and liabilities

December 31,	2012	2011
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(1,325)	(1,499)
Investments	(1,479)	(973)
Regulatory liabilities	(221)	(197)
Other	(144)	(117)
Total deferred income tax liabilities	(3,169)	(2,786)
Deferred income tax assets
Financial instruments	380	37
Pension and OPEB plans	180	145
Loss carryforwards	161	174
Other	51	29
Total deferred income tax assets	772	385
Less valuation allowance	(27)	(45)
Total deferred income tax assets, net	745	340
Net deferred income tax liabilities	(2,424)	(2,446)
Presented as follows:
Assets
Accounts receivable and other (Note 7)	167	135
Deferred income taxes	10	41
Total deferred income tax assets	177	176
Liabilities
Accounts payable and other (Note 15)	-	(7)
Deferred income taxes	(2,601)	(2,615)
Total deferred income tax liabilities	(2,601)	(2,622)
Net deferred income tax liabilities	(2,424)	(2,446)

Schedule of unrecognized tax benefits

Year ended December 31,	2012	2011
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	18	17
Gross increases for tax positions of current year	38	3
Gross decreases for tax positions of prior years	3	(1)
Reduction for lapse of statute of limitations	(5)	(1)
Unrecognized tax benefits at end of year	54	18